Property and equipment	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property and equipment

6. Property and equipment

Property and equipment consists of (in thousands):

(in thousands)	June 30, 2022	June 30, 2021
Lab equipment	$1,143	$592
Software	1,476	1,534
Office equipment	124	84
Office furniture	35	35
Leasehold improvements	576	576
Construction in progress	—	—
Total	3,354	2,821
Less accumulated depreciation and amortization	(796)	(331)
	$2,558	$2,490

Depreciation expense was $0.3 million, $0.2 million and $0.1 million for the years ended June 30, 2022, 2021 and 2020, respectively.

As of June 30, 2022 and 2021 there was $1.2 million and $1.3 million, respectively, of unamortized costs of software development and purchased software. Amortization expense related to capitalized software development costs was $0.2 million and $85,000 for the years ended June 30, 2022 and 2021, respectively, and was expensed within cost of revenue in the consolidated statement of operations. There was no amortization expense related to capitalized software development costs for fiscal 2020.

As of June 30, 2022, the expected amortization expense for the next five years and thereafter is as follows:

(in thousands)
2023	$175
2024	175
2025	175
2026	140
2027	120
Thereafter	403
$1,188